Goodwill and Other Intangible Assets - Changes in Goodwill and Other Intangible Assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Intangible assets	¥ 7,801	¥ 5,298
Domain Name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful life	20 years	20 years	20 years
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful life	4 years	3 years
LINE TV [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets acquired	¥ 2,011	¥ 1,471
Carrying amount, Intangible assets	918	1,064
LINE TV [member] | Domain Name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets acquired	632	651
Carrying amount, Intangible assets	549	587
Gatebox Inc [member] | Trademark and Patented Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets acquired	439	437
Carrying amount, Intangible assets	¥ 248	¥ 306